Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Columbia Commodity Strategy Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Class A
Trading Symbol	CCSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 54	1.10% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 342,146,561
Holdings Count | Holding	326
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 342,146,561
Total number of portfolio holdings	326
Portfolio turnover for the reporting period	113%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	27.9%
Energy	34.1%
Industrial Metals	16.2%
Livestock	6.1%
Precious Metals	23.6%
Asset Categories

Columbia Commodity Strategy Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	CCSZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 42	0.85% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 342,146,561
Holdings Count | Holding	326
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 342,146,561
Total number of portfolio holdings	326
Portfolio turnover for the reporting period	113%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	27.9%
Energy	34.1%
Industrial Metals	16.2%
Livestock	6.1%
Precious Metals	23.6%
Asset Categories

Columbia Commodity Strategy Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional 2 Class
Trading Symbol	CADLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 38	0.76% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 342,146,561
Holdings Count | Holding	326
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 342,146,561
Total number of portfolio holdings	326
Portfolio turnover for the reporting period	113%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	27.9%
Energy	34.1%
Industrial Metals	16.2%
Livestock	6.1%
Precious Metals	23.6%
Asset Categories

Columbia Commodity Strategy Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional 3 Class
Trading Symbol	CCFYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.71% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 342,146,561
Holdings Count | Holding	326
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 342,146,561
Total number of portfolio holdings	326
Portfolio turnover for the reporting period	113%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	27.9%
Energy	34.1%
Industrial Metals	16.2%
Livestock	6.1%
Precious Metals	23.6%
Asset Categories

[1]	Annualized.